INVESTMENTS (Derivatives) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instrument Detail [Abstract]
Cash And Securities Collateral For Derivative Contract	$ 12	$ 0
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	158	29
Derivative Asset, Fair Value, Net	20	9
Derivative Liability, Fair Value, Net	20	1
Gain (losses) reported in net earnings (losses)	(7)	(2)
Equity Contracts Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	158	29
Derivative Asset, Fair Value, Net	20	2
Derivative Liability, Fair Value, Net	6	1
Gain (losses) reported in net earnings (losses)	8	0
GMIB Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net		7
Gain (losses) reported in net earnings (losses)	(7)	(2)
Net Investment Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	8	0
MSO and IUL indexed features
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	14
Gain (losses) reported in net earnings (losses)	$ (8)